PORTFOLIO OF INVESTMENTS
VY® BrandywineGLOBAL- Bond Portfolio	as of September 30, 2019 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.3%
			Communications: 2.1%
	3,740,000	(1)	NBCUniversal Enterprise, Inc., 2.499%, (US0003M + 0.400%), 04/01/2021	$3,748,462	2.1

			Consumer, Non-cyclical: 6.5%
	6,530,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	8,275,730	4.6
	2,510,000	(1)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	2,686,043	1.5
	460,000		Celgene Corp., 3.875%, 08/15/2025	496,950	0.3
	150,000		Celgene Corp., 3.900%, 02/20/2028	164,906	0.1
				11,623,629	6.5

			Energy: 4.0%
	240,000	(2),(3)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	19,200	0.0
	1,840,000	(2),(3)	Petroleos de Venezuela SA, 6.000%, 10/28/2022	110,400	0.1
	1,865,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	1,949,484	1.1
	4,610,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	5,047,365	2.8
				7,126,449	4.0

			Financial: 2.7%
	4,815,000		Wells Fargo & Co., 3.292%, (US0003M + 1.025%), 07/26/2021	4,875,834	2.7

			Technology: 14.0%
	5,295,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	5,766,292	3.2
	7,160,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	8,381,306	4.7
	4,365,000		International Business Machines Corp., 4.250%, 05/15/2049	5,051,160	2.8
	5,430,000		Micron Technology, Inc., 5.327%, 02/06/2029	5,975,298	3.3
				25,174,056	14.0

			Total Corporate Bonds/Notes (Cost $52,904,561)	52,548,430	29.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
GBP	293,168		Harben Finance 2017-1X A Plc, 1.561%, (BP0003M + 0.800%), 08/20/2056	360,623	0.2
GBP	362,180		London Wall Mortgage Capital PLC 2017-FL1 A, 1.618%, (BP0003M + 0.850%), 11/15/2049	445,797	0.2
GBP	120,885		Ripon Mortgages PLC 1X A1, 1.561%, (BP0003M + 0.800%), 08/20/2056	148,545	0.1
GBP	1,007,119		Ripon Mortgages PLC 1X A2, 1.561%, (BP0003M + 0.800%), 08/20/2056	1,237,564	0.7

			Total Collateralized Mortgage Obligations (Cost $2,429,257)	2,192,529	1.2

MUNICIPAL BONDS: 0.1%
			Minnesota: 0.1%
	84,197		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	83,979	0.1

			Total Municipal Bonds (Cost $82,903)	83,979	0.1

U.S. TREASURY OBLIGATIONS: 49.6%
			U.S. Treasury Bonds: 6.4%
	9,880,000		2.875%,05/15/2049	11,534,900	6.4

			U.S. Treasury Floating Rate Notes: 32.3%
	26,385,000		1.988%, (USBMMY3M + 0.139%),04/30/2021	26,348,039	14.7
	31,600,000		2.069%, (USBMMY3M + 0.220%),07/31/2021	31,578,097	17.6
				57,926,136	32.3

			U.S. Treasury Notes: 10.9%
	17,710,000		2.875%,08/15/2028	19,478,924	10.9

			Total U.S. Treasury Obligations (Cost $89,401,559)	88,939,960	49.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.7%
			Federal National Mortgage Association: 11.7%(4)
	21,000,000		1.500%,07/30/2020	20,941,481	11.7

			Total U.S. Government Agency Obligations (Cost $20,950,431)	20,941,481	11.7

			Total Long-Term Investments (Cost $165,768,711)	164,706,379	91.9

SHORT-TERM INVESTMENTS: 7.6%
			Commercial Paper: 2.5%
	2,500,000		EssilorLuxottica SA, 2.090%, 10/24/2019	2,496,564	1.4
	750,000		VW Credit, Inc., 2.330%, 12/06/2019	746,804	0.4

PORTFOLIO OF INVESTMENTS
VY® BrandywineGLOBAL- Bond Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
1,300,000		VW Credit, Inc., 2.360%, 03/30/2020	$1,284,943	0.7
			4,528,311	2.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.1%
9,119,357	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860% (Cost $9,119,357)	9,119,357	5.1

		Total Short-Term Investments (Cost $13,643,749)	13,647,668	7.6

		Total Investments in Securities (Cost $179,412,460)	$178,354,047	99.5
		Assets in Excess of Other Liabilities	916,220	0.5
		Net Assets	$179,270,267	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $129,600 or 0.1% of net assets. Please refer to the table below for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

GBP	British Pound

Reference Rate Abbreviations:
BP0003M	3-month GBP-LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$52,548,430	$–	$52,548,430
Collateralized Mortgage Obligations	–	2,192,529	–	2,192,529

PORTFOLIO OF INVESTMENTS
VY® BrandywineGLOBAL- Bond Portfolio	as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Municipal Bonds	$–	$83,979	$–	$83,979
U.S. Government Agency Obligations	–	20,941,481	–	20,941,481
U.S. Treasury Obligations	–	88,939,960	–	88,939,960
Short-Term Investments	9,119,357	4,528,311	–	13,647,668
Total Investments, at fair value	$9,119,357	$169,234,690	$–	$178,354,047

At September 30, 2019, VY® BrandywineGLOBAL- Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	8/15/2017	$76,847	$19,200
Petroleos de Venezuela SA	5/15/2017	619,557	110,400
		$696,404	$129,600

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $179,434,673.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$432,783
Gross Unrealized Depreciation	(1,513,453)

Net Unrealized Depreciation	$(1,080,670)